Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Spinnaker ETF Series
Prospectus Date	rr_ProspectusDate	Jun. 19, 2019
Document Creation Date	dei_DocumentCreationDate	Jun. 19, 2019